Provision for Legal Claims	12 Months Ended
Jun. 30, 2025
Provision for Legal Claims [Abstract]
Provision for legal claims
28.	Provision for legal claims

The Company and its subsidiaries are involved in civil, labor, environmental and tax lawsuits. The provisions for risks of probable losses arising from these lawsuits are estimated and updated by Management, under the advice of the Company’s internal and external legal counsel.

Provisions for lawsuits by type are:

Labor

The Company responds to labor complaints, which have as their object the employment relationship between the Company and the companies that provide services and their respective employees. Furthermore, the Company is discussing four Infraction Notices drawn up by the Ministry of Labor and Employment.

Environmental

The Company is a party to administrative proceedings on notices of violation issued by the Institute of the Environment and Water Resources (INEMA) related to alleged lack of adoption of preventive measures to avoid fire that occurred on the Bananal Farm and on the provision of information on the Rural and Environmental Registration.

Probable likelihood of loss

	Labor	Civil	Tax	Environmental	Total
At June 30, 2023	119	-	687	486	1,292
Additions	1,190	7	1	9	1,207
Interest	(296)	-	18	108	(170)
Reversals	(195)	-	(705)	(574)	(1,474)
Payments	(148)	(7)	(1)	-	(156)
At June 30, 2024	670	-	-	29	699
Additions	948	-	-	-	948
Interest	47	-	-	-	47
Reversals	(655)	-	-	(9)	(664)
Payments	(238)	-	-	-	(238)
At June 30, 2025	772	-	-	20	792

Acres del Sud Farm

The Company’s subsidiary, Acres Del Sud, is discussing an administrative process with the aim of cleaning up the Las Londras Farm and perfecting the property right over said property. In this process, the National Institute of Agrarian Reform of Bolivia (“INRA”), on November 25, 2021, issued the Final Resolution, by which it declared the illegality of the possession of 4,435 hectares of Las Londras.

On January 5, 2022, Agropecuária Acres del Sud filed an “Administrative Litigation Process” by which it fully challenged the Final Resolution, before the Agro-Environmental Court, however, on September 15, 2023, a sentence was handed down that dismissed the Administrative Litigation Process and maintained the Final Resolution (“Sentence”). In this context, Agropecuária Acres del Sud S.A. filed a “Constitutional Amparo Action” in light of the Judgment, with the aim of reversing it and, on January 17, 2024, the Constitutional Court of Bolivia annulled said Judgment, returning the files for the Agro-Environmental Court.

Possible likelihood of loss

The Company and its subsidiaries are parties to legal suits of civil, labor, environmental and tax natures, as well as administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors, as follows:

	2025	2024
Civil	13,704	9,231
Tax	7,154	13,450
	20,858	22,681

Judicial deposits

	2025	2024
Labor	5,997	6,702
Environmental	547	520
Civil	-	177
	6,544	7,399